PENSION AND OTHER POSTRETIREMENT BENEFITS - Reconciliation For Assets Measure At Fair Value Using Level 3 (Details) - Significant Other Observable Inputs (Level 3) - International $ in Millions	12 Months Ended
Jan. 01, 2022 USD ($)
Reconciliation of Level 3 assets
Balance at the beginning of the year	$ 41.2
Net realized and unrealized gain	0.7
Purchases	3.3
Settlements	(4.6)
Transfers into Level 3	11.0
Impact of changes in foreign currency exchange rates	(2.7)
Balance at the end of the year	48.9
Insurance contracts
Reconciliation of Level 3 assets
Balance at the beginning of the year	41.2
Net realized and unrealized gain	0.7
Purchases	3.3
Settlements	(4.6)
Impact of changes in foreign currency exchange rates	(2.7)
Balance at the end of the year	37.9
Pooled funds – Real Estate Investment Trusts
Reconciliation of Level 3 assets
Transfers into Level 3	11.0
Balance at the end of the year	$ 11.0